Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions other
Schedule of total provisions

	31 Dec 2020 $m	31 Dec 2019 $m
Staff benefits provisionsnote (i)	328	408
Other provisions	22	58
Total provisionsnote (ii)	350	466

Notes

(i)	Provisions for staff benefits are generally expected to be paid out within the next three years.
(ii)	Analysis of movement in total provisions is shown below:

	2020 $m	2019 $m
Balance at 1 Jan	466	1,373
Removal of discontinued UK and Europe operations	—	(946)
Charged (credited) to income statement:
Additional provisions	128	188
Unused amounts released	(13)	(7)
Utilisation during the year	(241)	(154)
Exchange differences	10	12
Balance at 31 Dec	350	466